Consolidated condensed statements of financial position - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Non-current assets
Contracted concessional assets	$ 9,100,548	$ 9,084,270
Investments carried under the equity method	57,648	55,784
Financial investments	47,198	45,242
Deferred tax assets	173,371	165,136
Total non-current assets	9,378,765	9,350,432
Current assets
Inventories	17,912	17,933
Clients and other receivables	248,410	244,449
Financial investments	209,209	210,138
Cash and cash equivalents	755,902	669,387
Total current assets	1,231,433	1,141,907
Total assets	10,610,198	10,492,339
Equity attributable to the Company
Share capital	10,022	10,022
Parent company reserves	2,132,161	2,163,229
Other reserves	96,141	80,968
Accumulated currency translation differences	9,521	(18,147)
Retained earnings	(493,790)	(477,214)
Non-controlling interest	141,081	136,595
Total equity	1,895,136	1,895,453
Non-current liabilities
Long-term corporate debt	583,559	574,176
Long-term project debt	5,230,432	5,228,917
Grants and other liabilities	1,676,199	1,636,060
Related parties	144,994	141,031
Derivative liabilities	320,366	329,731
Deferred tax liabilities	201,274	186,583
Total non-current liabilities	8,156,824	8,096,498
Current liabilities
Short-term corporate debt	73,762	68,907
Short-term project debt	303,328	246,291
Trade payables and other current liabilities	154,181	155,144
Income and other tax payables	26,967	30,046
Total current liabilities	558,238	500,388
Total equity and liabilities	$ 10,610,198	$ 10,492,339